COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS
Schedule of future minimum payments of commitments

Total
Capital expenditure obligations	632
Commercial projects long-lead item obligations	3,200
Balance as at December 31, 2024	3,832